Subsequent Events (Details) - Subsequent Event [Member] - USD ($)				11 Months Ended
	Oct. 20, 2023	Jun. 20, 2023	Jun. 16, 2023	Dec. 31, 2022	Oct. 26, 2023	Oct. 02, 2023	Mar. 17, 2023
Subsequent Events (Details) [Line Items]
Repurchase of shares (in Shares)						10,000
Trust account	$ 100,000
Unsecured promissory note					$ 100,000
Aggregate deposited							$ 977,500
Public per share (in Dollars per share)				$ 10			$ 0.1
Outstanding principal amount payable				$ 10
Public shares, description			(i) $100,000 for all Public Shares and (ii) $0.04 for each Public Share for each one-month extension. On June 20, 2023, a certificate of amendment to the Charter (the “Charter Amendment”) was filed with the State of Delaware, effective on the same date.
Monthly extension payment		$ 100,000		100,000
Unsecured promissory note				$ 100,000
Price per share (in Shares)				4,791,507